Loans Receivable - Additional Information (Detail) (USD $)				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Commercial Real Estate	Sep. 30, 2012 Minimum	Sep. 30, 2012 Maximum	Sep. 30, 2012 Maximum Home Equity Line of Credit	Sep. 30, 2012 Charged To Operations		Sep. 30, 2011 Charged To Operations		Sep. 30, 2012 Charged to FDIC Receivable		Sep. 30, 2011 Charged to FDIC Receivable		Sep. 30, 2012 Neighborhood Community Bank ("NCB")	Sep. 30, 2011 Neighborhood Community Bank ("NCB")	Sep. 30, 2012 Neighborhood Community Bank ("NCB") Charged To Operations	Sep. 30, 2011 Neighborhood Community Bank ("NCB") Charged To Operations	Sep. 30, 2012 Neighborhood Community Bank ("NCB") Charged to FDIC Receivable	Sep. 30, 2011 Neighborhood Community Bank ("NCB") Charged to FDIC Receivable	Sep. 30, 2012 The First National Bank Of Florida ("FNB")	Sep. 30, 2011 The First National Bank Of Florida ("FNB")	Sep. 30, 2012 The First National Bank Of Florida ("FNB") Charged To Operations	Sep. 30, 2011 The First National Bank Of Florida ("FNB") Charged To Operations	Sep. 30, 2012 The First National Bank Of Florida ("FNB") Charged to FDIC Receivable	Sep. 30, 2011 The First National Bank Of Florida ("FNB") Charged to FDIC Receivable	Sep. 30, 2012 Pass Minimum	Sep. 30, 2012 Pass Maximum	Sep. 30, 2012 Defaulted Loans [Member]	Sep. 30, 2012 Accruing Loans	Sep. 30, 2012 Performing	Sep. 30, 2011 Performing	Sep. 30, 2012 Nonperforming	Sep. 30, 2011 Nonperforming	Sep. 30, 2012 Non Covered Loans
Debt Instrument [Line Items]
Debt Service Coverage Ratio					115.00%
Loans Percentage Secured By Properties				36.70%
Loan to Value Percentage							80.00%
Loans and Leases Receivable, Gross, Consumer, Home Equity (in Dollars)																																				$ 14,000,000
Restructured loans with a modified balance																															14,420,575	14,420,575	7,526,538	521,604	1,361,255
Percentage of Loan Portfolio																												80.00%	95.00%
Unallocated Allowance for Loan Loss					4.00%	12.00%
Increase in allowance for loan losses on loans								(1,201,596)	[1]	(1,200,000)	[1]	(8,202,159)	[1]	(4,800,000)	[1]	7,800,000	6,000,000	888,000	1,200,000	6,900,000	4,800,000	1,600,000		313,000		1,300,000
Servicing loans, aggregate principal balances	10,858,784	14,863,296	17,698,462
Loans to certain executive officers, directors, and their associates	802,957	1,521,462	10,102,736
Defaulted loan																														$ 199,000

[1]	Amounts include the allowance for covered loan losses.